CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Preferred A	Preferred B	Preferred C	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2012	74,753,482		103.3	125.0
Beginning Balance, Amount at Dec. 31, 2012	$ 747,534		$ 757,063	$ 50,756	$ 26,864,676	$ (22,614,724)	$ 5,805,307
Common Stock issued for services, Shares	3,005,000
Common Stock issued for services, Amount	$ 3,050				310,990		$ 340,950
Preferred B shares accumulated dividends, Amount			$ 137,639		(137,639)
Preferred C shares accumulated dividends, Amount				$ 37,414	(37,414)
Options issued for services					40,896		$ 40,896
Reverse stock split existing shares, Shares	(699,781,600)
Reverse stock split existing shares, Amount	$ (699,782)				699,782
Reverse stock split recap shares, Shares	(2,974,804)
Reverse stock split recap shares, Amount	$ (29,748)				29,743		$ (5)
Redemption of Preferred B shares, Shares			(103.3)
Redemption of Preferred B shares, Amount			$ (894,703)		(1,032,999)		(1,927,702)
Redemption of Preferred C shares, Shares				(62.5)
Redemption of Preferred C shares, Amount				$ (45,085)	(624,999)		(670,084)
Conversion of Preferred C shares, Shares	2,680,337			(62.5)
Conversion of Preferred C shares, Amount	$ 26,803			$ (45,085)	(142,538)		(160,820)
Exchange of Preferred C warrants, Shares	624,998
Exchange of Preferred C warrants, Amount	$ 6,250				68,293		74,543
Subscribed common stock, Shares	6,621
Subscribed common stock, Amount	$ 66				13,023		13,089
Net income						1,292,425	1,292,425
Ending Balance, Shares at Dec. 31, 2013	8,117,474
Ending Balance, Amount at Dec. 31, 2013	$ 81,175				26,049,772	(21,322,299)	$ 4,808,598
Common Stock issued for services, Shares	45,482						45,482
Common Stock issued for services, Amount	$ 455				105,881		$ 106,336
Common Stock issued for settlement, shares	35,560						35,560
Common stock issued for settlement, Amount	$ 356				82,144		$ 82,500
Options issued for services					32,679		32,679
Subscribed common stock, Shares	3,846
Subscribed common stock, Amount	$ 38				9,961		10,000
Net income						1,673,602	1,673,602
Ending Balance, Shares at Dec. 31, 2014	8,202,362
Ending Balance, Amount at Dec. 31, 2014	$ 82,024				$ 26,280,388	$ (19,648,697)	6,713,714
Net income							(42,263)
Ending Balance, Amount at Mar. 31, 2015							$ 6,817,881